INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
Details	2025	2024	2023
USA	42%	42%	46%
Japan	13	16	17
Asia (other than Japan)	39	33	27
Europe	6	9	10
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
Details	2025	2024
Israel	$348,558	$279,023
United States	399,227	322,947
Europe	462,794	452,557
Japan	252,477	232,095
	$1,463,056	$1,286,622

Schedule Of Accounts Receivable Balance By Major Customers Table Text Block
Details	2025	2024	2023
Customer A	11%	13%	14%
Customer B	7	11	9
Other customers *	32	16	21

*
Represents aggregated revenue to six customers that accounted for between 4% and 7% of total revenue during 2025, to three customers that accounted for between 3% and 9% of total revenue during 2024, and to three customers that accounted for between 3% and 9% of total revenue during 2023.